Equity (Schedule of Changes in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Equity Note [Line Items]
Unrealized gain (loss) on securities arising during the period, Pre-tax amount	¥ (29,898)	¥ 115,793	¥ 26,518
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(18,246)	260	(426)
Net change in unrealized gain (loss) on securities, Pre-tax amount	(48,144)	116,053	26,092
Unrealized gain (loss) on derivative instruments arising during the period, Pre-tax amount	(3,190)	5,103	(3,988)
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(2,767)	(2,460)	(2,018)
Net change in unrealized gain (loss) on derivative instruments, Pre-tax amount	(5,957)	2,643	(6,006)
Foreign currency translation adjustments arising during the period, Pre-tax amount	(121,478)	140,542	156,586
Less-Reclassification adjustment for realized (gain) loss included in net income, Pre-tax amount	(273)	(3,453)	9,489
Net change in foreign currency translation adjustments, Pre-tax amount	(121,751)	137,089	166,075
Pension liability adjustments arising during period, Pre-tax amount	(313,433)	11,460	165,474
Prior service cost arising during period, Pre-tax amount			76,050
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Pre-tax amount	10,392	9,446	23,015
Less-Reclassification adjustment, Amortization of transition obligation, Pre-tax amount	50	156	169
Less-Reclassification adjustment, Amortization of prior service cost, Pre-tax amount	(8,859)	(8,971)	(9,527)
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Pre-tax amount			(12,894)
Other, Pre-tax amount	(1,780)	7,668	556
Net change in pension liability adjustments, Pre-tax amount	(313,630)	19,759	242,843
Unrealized gain (loss) on securities arising during the period, Tax benefit / (expense)	9,456	(39,652)	(10,226)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	5,728	(93)	191
Net change in unrealized gain (loss) on securities, Tax benefit / (expense)	15,184	(39,745)	(10,035)
Unrealized gain (loss) on derivative instruments arising during the period, Tax benefit / (expense)	974	(612)	393
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)	904	872	718
Net change in unrealized gain (loss) on derivative instruments, Tax benefit / (expense)	1,878	260	1,111
Foreign currency translation adjustments arising during the period, Tax benefit / (expense)	6,152	(7,226)	(6,125)
Less-Reclassification adjustment for realized (gain) loss included in net income, Tax benefit / (expense)			(3,479)
Net change in foreign currency translation adjustments, Tax benefit / (expense)	6,152	(7,226)	(9,604)
Pension liability adjustments arising during period, Tax benefit / (expense)	99,143	(1,452)	(53,301)
Prior service cost arising during period, Tax benefit / (expense)			(26,409)
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Tax benefit / (expense)	(3,347)	(2,994)	(7,450)
Less-Reclassification adjustment, Amortization of transition obligation, Tax benefit / (expense)	(16)	(54)	(61)
Less-Reclassification adjustment, Amortization of prior service cost, Tax benefit / (expense)	2,845	2,636	3,290
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Tax benefit / (expense)			4,531
Other, Tax benefit / (expense)	6,361	(1,525)	(202)
Net change in pension liability adjustments, Tax benefit / (expense)	104,986	(3,389)	(79,602)
Unrealized gain (loss) on securities arising during the period, Net-of-tax amount	(20,442)	76,141	16,292
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(12,518)	167	(235)
Net change in unrealized gain (loss) on securities, Net-of-tax amount	(32,960)	76,308	16,057
Unrealized gain (loss) on derivative instruments arising during the period, Net-of-tax amount	(2,216)	4,491	(3,595)
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(1,863)	(1,588)	(1,300)
Net change in unrealized gain (loss) on derivative instruments, Net-of-tax amount	(4,079)	2,903	(4,895)
Foreign currency translation adjustments arising during the period, Net-of-tax amount	(115,326)	133,316	150,461
Less-Reclassification adjustment for realized (gain) loss included in net income, Net-of-tax amount	(273)	(3,453)	6,010
Net change in foreign currency translation adjustments, Net-of-tax amount	(115,599)	129,863	156,471
Pension liability adjustments arising during period, Net-of-tax amount	(214,290)	10,008	112,173
Prior service cost arising during period, Net-of-tax amount			49,641
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Net-of-tax amount	7,045	6,452	15,565
Less-Reclassification adjustment, Amortization of net actuarial loss (gain), Net-of-tax amount	34	102	108
Less-Reclassification adjustment, Amortization of prior service cost, Net-of-tax amount	(6,014)	(6,335)	(6,237)
Less-Reclassification adjustment, Reclassification of prior service cost due to curtailment, Net-of-tax amount			(8,363)
Other, Net-of-tax amount	4,581	6,143	354
Net change in pension liability adjustments, Net-of-tax amount	¥ (208,644)	¥ 16,370	¥ 163,241